Financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Assets

Non-current financial assets

			December 31, 2018	January 1, 2018	December 31, 2017
	Note		RMB million	RMB million	RMB million
Other equity instrument investments (FVOCI)
- Non-listed shares	(i	)	234	224	—
- Non-tradable shares	(ii	)	846	537	—

			1,080	761	—

Other non-current financial assets (FVPL)
- Listed shares	(ii	)	71	85	—
- Non-listed shares	(i	)	32	26	—

			103	111	—

Other investments in equity securities
- Unlisted equity securities, at cost	(i	)	—	—	103

Available-for-sale financial assets
- Listed shares	(ii	)	—	—	85
- Non-tradable shares	(ii	)	—	—	537

			—	—	622

Current financial assets

			December 31 2018	January 1 2018	December 31 2017
	Note		RMB million	RMB million	RMB million
Other financial assets	(iv	)	440	—	—

Notes:

(i)

Upon initial application of IFRS 9 at January 1, 2018 (see Note 2(b)), other investments in equity securities the Group held were remeasured and were either reclassified to “other non-current financial assets” measured at FVPL, or designated as “other equity instrument investments” measured at FVOCI, if such investments are held for strategic purpose.

(ii)

Upon initial application of IFRS 9 at January 1, 2018 (see Note 2(b)), available-for-sale financial assets were either reclassified to “other non-current financial assets” measured at FVPL, or designated as “other equity instrument investments” measured at FVOCI, if such financial assets are held for strategic purpose.

(iii)	Dividends received on the investments listed in (i) and (ii) above amounted to RMB20 million for the year of 2018 (2017: RMB18 million; 2016: RMB14 million).

(iv)	This represents certain financing product the Group purchased from a commercial bank.